SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Dec. 31, 2011
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

A. DESCRIPTION OF BUSINESS: We underwrite selected property and casualty insurance coverages. We conduct operations principally through four insurance companies. RLI Insurance Company (RLI Ins.), our principal subsidiary, writes multiple lines of insurance on an admitted basis in all 50 states, the District of Columbia and Puerto Rico. Mt. Hawley Insurance Company, a subsidiary of RLI Ins., writes surplus lines insurance in all 50 states, the District of Columbia, Puerto Rico, the Virgin Islands and Guam. RLI Indemnity Company (RIC), a subsidiary of Mt. Hawley Insurance Company, has authority to write multiple lines of insurance on an admitted basis in 48 states and the District of Columbia. RIC has authority to write fidelity and surety in North Carolina. Contractors Bonding and Insurance Company (CBIC), a subsidiary of RLI Ins., has authority to write multiple lines of insurance on an admitted basis in all 50 states and the District of Columbia.

B. PRINCIPLES OF CONSOLIDATION AND BASIS OF PRESENTATION: The accompanying consolidated financial statements were prepared in conformity with GAAP (generally accepted accounting principles in the United States of America), which differ in some respects from those followed in reports to insurance regulatory authorities. The consolidated financial statements include the accounts of our holding company and our subsidiaries. All significant intercompany balances and transactions have been eliminated. Certain reclassifications were made to 2010 and 2009 to conform to the classifications used in the current year. Specifically, on our balance sheet, the amount of funds held was broken out separately from other liabilities. Also, the fidelity division was reclassified to the casualty segment from the surety segment. See further discussion in note 11 regarding this reclassification.

C. ADOPTED ACCOUNTING STANDARDS

ASU 2010-29, Business Combinations (Topic 805): Disclosure of Supplementary Pro Forma Information for Business Combinations

This Accounting Standards Update (ASU) specifies that if a public entity presents comparative financial statements, the entity (acquirer) should disclose revenue and earnings of the combined entity as though the business combination that occurred during the current year has occurred as of the beginning of the comparable prior annual reporting period. This ASU also expands the supplemental pro forma disclosures under Topic 805 to include a description of the nature and amount of material, nonrecurring pro forma adjustments directly attributable to the business combination included in the reported pro forma revenue and earnings.

We adopted ASU 2010-29 on January 1, 2011. We evaluated our recent acquisition of CBIC under this guidance and, as the acquisition was not material as defined by the accounting guidance, pro forma disclosures were not required. See further discussion on the acquisition in note 13.

ASU 2010-28, Intangibles — Goodwill and Other (Topic 350), When to Perform Step Two of the Goodwill Impairment Test for Reporting Units with Zero or Negative Carrying Amounts

The amendments in this ASU modify Step One of the goodwill impairment test for reporting units with zero or negative carrying amounts. For those reporting units, an entity is required to perform Step Two of the goodwill impairment test if it is more-likely-than-not that a goodwill impairment exists. In determining whether it is more-likely-than-not that a goodwill impairment exists, an entity should consider whether there are any adverse qualitative factors. The qualitative factors are consistent with the existing guidance, which requires that goodwill of a reporting unit be tested for impairment between annual tests if an event occurs or circumstances change that would more-likely-than-not reduce the fair value of a reporting unit below its carrying amount.

Upon adoption of this ASU, if the carrying value of the reporting unit is zero or negative, the reporting entity must perform Step Two of the goodwill impairment test if it is more-likely-than-not that goodwill is impaired as of the date of adoption. Any resulting goodwill impairment should be presented as a cumulative-effect adjustment to beginning retained earnings of the period of adoption reflecting a change in accounting principle. No additional recurring disclosures are included as a result of this ASU.

We adopted ASU 2010-28 on January 1, 2011. The adoption did not have an impact on our financial statements as the carrying value of the reporting unit related to our goodwill at the beginning of the reporting period is positive and there have been no triggering events that would suggest possible impairment. During 2011, we recognized additional goodwill related to our recent acquisition of CBIC.

D. PROSPECTIVE ACCOUNTING STANDARDS

ASU 2010-26, Financial Services — Insurance (Topic 944): Accounting for Costs Associated with Acquiring or Renewing Insurance Contracts

Accounting guidance for deferred acquisition costs incurred by insurance entities changed under this ASU and was designed to eliminate inconsistent industry practices. This ASU requires costs to be incrementally or directly related to the successful acquisition of new or renewal insurance contracts in order to be capitalized as deferred acquisition costs.

Deferred acquisition costs may include agent and broker commissions, salaries of certain employees involved in underwriting and policy issuance, and medical and inspection fees. Previous accounting guidance described deferred acquisition costs as those that “vary with and are primarily related to” the acquisition of new and renewal insurance contracts. This resulted in some entities deferring only direct and incremental costs while others included certain indirect costs. Others deferred costs for all acquisition efforts, including rejected contracts.

The new guidance limits the capitalization of contract acquisition costs to successful acquisition of insurance contracts in these four components:

a.              Incremental direct costs of contract acquisition;

b.              The portion of the employee’s total compensation (excluding any compensation that is capitalized as incremental direct costs of contract acquisition) and payroll-related fringe benefits related directly to time spent performing any of the following acquisition activities for a contract that actually has been acquired:

•                  Underwriting,

•                  Policy issuance and processing,

•                  Medical and inspection, and

•                  Sales force contract selling;

c.               Other costs related directly to the insurers’ acquisition activities in (b) that would not have been incurred by the insurance entity had the acquisition contract transaction(s) not occurred; and

d.     Advertising costs that meet the capitalization criteria.

Entities will not be required to capitalize costs that they had previously expensed as a result of applying the new guidance.

The effective date for the guidance will be interim and annual periods beginning after December 15, 2011. Early adoption was permitted but only at the beginning of an entity’s annual reporting period.

Either prospective or retrospective application was permitted. If applied on a retrospective basis, the guidance does not require the disclosure of the effect of the change in accounting principle in the current period. However, if the prospective basis is applied, entities will be required to disclose either the effect of the change in the period of adoption or its effect in the period immediately preceding adoption.

We completed our assessment and adopted this new standard on a retrospective basis as of January 1, 2012. The new guidance will have no impact on our cash flows, and should have minimal prospective impact on expenses or earnings before income taxes. Our adoption of the new standard, however, resulted in a reduction of our deferred policy acquisition costs asset, an adjustment to deferred income taxes liability and a decrease to our consolidated shareholders’ equity. At adoption, the adjustment to our consolidated shareholders’ equity will be a decrease of $26.2 million, net of tax. This adjustment will result in a reduction in book value of $1.24 per share, based on the number of shares outstanding at January 1, 2012.

ASU 2011-05, Comprehensive Income (Topic 220): Presentation of Comprehensive Income

This ASU was issued to increase the prominence of other comprehensive income in financial statements and to help financial statement users better understand the causes of an entity’s change in financial position and results of operations. Under the standard, an entity will be required to present the components of net income and other comprehensive income in either one continuous statement or two separate but consecutive financial statements. This ASU applies to both public and nonpublic entities and is effective for public entities for fiscal years, and interim periods within those years, beginning after December 15, 2011. We have not currently adopted this ASU and do not believe it will have a material effect on our financial statements.

ASU 2011-08, Intangibles - Goodwill and Other (Topic 350): Testing Goodwill for Impairment

This ASU, issued on September 15, 2011, permits an entity to make a qualitative assessment of whether it is more-likely-than-not that a reporting unit’s fair value is less than its carrying amount before applying the two-step goodwill impairment test. If an entity can support the conclusion that it is more-likely-than-not that the fair value of a reporting unit is less that its carrying amount, it would not need to perform the two-step impairment test for that reporting unit. Goodwill must be tested for impairment at least annually, and prior to this ASU, a two-step test was required to assess goodwill for impairment. In Step One, the fair value of a reporting unit is compared to the reporting unit’s carrying amount. If the fair value is less than the carrying amount, Step Two is used to measure the amount of goodwill impairment, if any.

This ASU applies to both public and nonpublic entities and is effective for annual and interim goodwill impairment tests performed in fiscal years beginning after December 15, 2011. Early adoption is permitted, including for annual and interim goodwill impairment tests performed as of a date before September 15, 2011, if an entity’s financial statements for the most recent annual or interim period have not yet been issued. We have not early adopted this ASU and do not believe it will have a material effect on our financial statements.

E. INVESTMENTS: We classify our investments in all debt and equity securities into one of three categories: available-for-sale, held-to-maturity or trading.

AVAILABLE-FOR-SALE SECURITIES

Debt and equity securities not included as held-to-maturity or trading are classified as available-for-sale and reported at fair value. Unrealized gains and losses on these securities are excluded from net earnings but are recorded as a separate component of comprehensive earnings and shareholders’ equity, net of deferred income taxes. All of our equity securities and approximately 81 percent of debt securities are classified as available-for-sale.

HELD-TO-MATURITY SECURITIES

Debt securities that we have the positive intent and ability to hold to maturity are classified as held-to-maturity and carried at amortized cost. Except for declines that are other-than-temporary, changes in the fair value of these securities are not reflected in the financial statements. We have classified approximately 19 percent of our debt securities portfolio as held-to-maturity.

TRADING SECURITIES

Debt and equity securities purchased for short-term resale are classified as trading securities. These securities are reported at fair value with unrealized gains and losses included in earnings. We have classified less than 1 percent of our debt securities portfolio as trading.

For the years ended December 31, 2011, 2010 and 2009, no securities were transferred from held-to-maturity to available-for-sale or trading.

We regularly evaluate our fixed income and equity securities using both quantitative and qualitative criteria to determine impairment losses for other-than-temporary declines in the fair value of the investments. The following are the key factors for determining if a security is other-than-temporarily impaired:

•                  The length of time and the extent to which the fair value has been less than cost,

•                  The probability of significant adverse changes to the cash flows on a fixed income investment,

•                  The occurrence of a discrete credit event resulting in the issuer defaulting on a material obligation, the issuer seeking protection from creditors under the bankruptcy laws, the issuer proposing a voluntary reorganization under which creditors are asked to exchange their claims for cash or securities having a fair value substantially lower than par value,

•                  The probability that we will recover the entire amortized cost basis of our fixed income securities prior to maturity, or

•                  For our equity securities, our expectation of recovery to cost within a reasonable period of time.

Quantitative criteria considered during this process include, but are not limited to: the degree and duration of current fair value as compared to the cost (amortized, in certain cases) of the security, degree and duration of the security’s fair value being below cost and, for fixed maturities, whether the issuer is in compliance with terms and covenants of the security. Qualitative criteria include the credit quality, current economic conditions, the anticipated speed of cost recovery, the financial health of and specific prospects for the issuer, as well as our absence of intent to sell or requirement to sell fixed income securities prior to maturity. In addition, we consider price declines of securities in our other-than-temporary impairment (OTTI) analysis where such price declines provide evidence of declining credit quality, and we distinguish between price changes caused by credit deterioration, as opposed to rising interest rates. See note 2 for further discussion of OTTI.

Interest on fixed maturities and short-term investments is credited to earnings as it accrues. Premiums and discounts are amortized or accreted over the lives of the related fixed maturities. Dividends on equity securities are credited to earnings on the ex-dividend date. Realized gains and losses on disposition of investments are based on specific identification of the investments sold on the trade date.

F. CASH AND SHORT-TERM INVESTMENTS: Cash consists of uninvested balances in bank accounts. Short-term investments consist of investments with original maturities of 90 days or less, primarily AAA-rated prime and government money market funds. Short-term investments are carried at cost, which approximates fair value. We have not experienced losses on these instruments. Prior to 2011, most excess cash was swept overnight into money market instruments, effectively leaving us with only invested cash balances. These instruments were exposed to European financial institutions. In 2011, a combination of factors including global economic turmoil, a low interest rate environment, and transaction fees, spurred us to terminate many of our sweep programs, opting instead to hold cash in non-interest bearing cash accounts.

G. REINSURANCE: Ceded unearned premiums and reinsurance balances recoverable on paid and unpaid losses and settlement expenses are reported separately as assets, instead of being netted with the related liabilities, since reinsurance does not relieve us of our legal liability to our policyholders.

We continuously monitor the financial condition of our reinsurers. As part of our monitoring efforts, we review their annual financial statements, quarterly disclosures, and Securities and Exchange Commission (SEC) filings for those reinsurers that are publicly traded. We also review insurance industry developments that may impact the financial condition of our reinsurers. We analyze the credit risk associated with our reinsurance balances recoverable by monitoring the A.M. Best and Standard & Poor’s (S&P) ratings of our reinsurers. In addition, we subject our reinsurance recoverables to detailed recoverable tests, including one based on average default by S&P rating. Based upon our review and testing, our policy is to charge to earnings, in the form of an allowance, an estimate of unrecoverable amounts from reinsurers. This allowance is reviewed on an ongoing basis to ensure that the amount makes a reasonable provision for reinsurance balances that we may be unable to recover.

H. POLICY ACQUISITION COSTS: We defer commissions, premium taxes and certain other costs that vary with, and are primarily related to, the acquisition of insurance contracts. Acquisition-related costs may be deemed ineligible for deferral when they are based on contingent or performance criteria beyond the basic acquisition of the insurance contract. All eligible costs are capitalized and charged to expense in proportion to premium revenue recognized. The method followed in computing deferred policy acquisition costs limits the amount of such deferred costs to their estimated realizable value. This would also give effect to the premiums to be earned and anticipated losses and settlement expenses, as well as certain other costs expected to be incurred as the premiums are earned. Judgments as to the ultimate recoverability of such deferred costs are reviewed on a segment basis and are highly dependent upon estimated future loss costs associated with the premiums written. This deferral methodology applies to both gross and ceded premiums and acquisition costs. See note 1D for the discussion of a prospective accounting standard that will impact the accounting for costs associated with acquiring insurance policies in 2012.

I. PROPERTY AND EQUIPMENT: Property and equipment are presented at cost less accumulated depreciation and are depreciated on a straight-line basis for financial statement purposes over periods ranging from three to 10 years for equipment and up to 30 years for buildings and improvements.

J. INVESTMENT IN UNCONSOLIDATED INVESTEE: We maintain a 40 percent interest in the earnings of Maui Jim, Inc. (Maui Jim), a manufacturer of high-quality polarized sunglasses, which is accounted for by the equity method. We also maintain a similar minority representation on their board of directors, held by our chairman & CEO. Maui Jim’s chief executive officer owns a controlling majority of the outstanding shares of Maui Jim, Inc. Our investment in Maui Jim was $50.0 million in 2011 and $43.4 million in 2010. In 2011, we recorded $6.5 million in investee earnings, compared to $7.1 million in 2010 and $5.1 million in 2009. Maui Jim recorded net income of $16.1 million in 2011, $16.6 million in 2010 and $13.6 million in 2009. Additional summarized financial information for Maui Jim for 2011 and 2010 is outlined in the following table:

(in millions)	2011	2010
Total assets	$163.0	$160.5
Total liabilities	62.4	75.4
Total equity	100.6	85.1

Approximately $36.8 million of undistributed earnings from Maui Jim are included in our retained earnings as of December 31, 2011.

We perform an impairment review of our investment in our unconsolidated investee which considers current valuation and operating results. Based upon the most recent review, this asset was not impaired.

K. INTANGIBLE ASSETS: In accordance with GAAP guidelines, the amortization of goodwill and indefinite-lived intangible assets is not permitted. Goodwill and indefinite-lived intangible assets remain on the balance sheet and are tested for impairment on an annual basis, or earlier if there is reason to suspect that their values may have been diminished or impaired. The portion of goodwill which relates solely to our surety segment totaled $26.2 million at December 31, 2011 and 2010 and is included in the total goodwill and intangibles on the balance sheet of $60.5 million at December 31, 2011. Annual impairment testing was performed during the second quarter of 2011. Based upon this review, this asset was not impaired. In addition, as of December 31, 2011, there were no triggering events that had occurred that would suggest an updated review was necessary.

The remaining $34.3 million of goodwill and intangibles relates to our purchase of CBIC in April 2011. These assets relate to both our casualty and surety segments. Intangible assets with definite lives are amortized against future operating results. Amortization of intangible assets was $0.6 million since acquisition on April 28, 2011. We completed our evaluation of the acquisition under ASC Topic 805, Business Combinations, in the fourth quarter of 2011. See note 13 for further discussion.

L.UNPAID LOSSES AND SETTLEMENT EXPENSES: The liability for unpaid losses and settlement expenses represents estimates of amounts needed to pay reported and unreported claims and related expenses. The estimates are based on certain actuarial and other assumptions related to the ultimate cost to settle such claims. Such assumptions are subject to occasional changes due to evolving economic, social and political conditions. All estimates are periodically reviewed and, as experience develops and new information becomes known, the reserves are adjusted as necessary. Such adjustments are reflected in the results of operations in the period in which they are determined. Due to the inherent uncertainty in estimating reserves for losses and settlement expenses, there can be no assurance that the ultimate liability will not exceed recorded amounts. If actual liabilities do exceed recorded amounts, there will be an adverse effect. Furthermore, we may determine that recorded reserves are more than adequate to cover expected losses, as happened during 2009 through 2011, when favorable experience primarily on casualty business led us to reduce our reserves. Based on the current assumptions used in estimating reserves, we believe that our overall reserve levels at December 31, 2011, make a reasonable provision to meet our future obligations. See note 6 for a further discussion of unpaid losses and settlement expenses.

M. INSURANCE REVENUE RECOGNITION: Insurance premiums are recognized ratably over the term of the contracts, net of ceded reinsurance. Unearned premiums are calculated on a monthly pro rata basis.

N. INCOME TAXES: We file a consolidated federal income tax return. As an insurance company, we are subject to minimal state income tax liabilities. On a state basis, since the majority of our income is from insurance operations, we pay premium tax in lieu of state income tax.

Federal income taxes are accounted for using the asset and liability method under which deferred income taxes are recognized for the tax consequences of “temporary differences” by applying enacted statutory tax rates applicable to future years to differences between the financial statement carrying amounts and the tax bases of existing assets and liabilities, operating losses and tax credit carry forwards. The effect on deferred taxes for a change in tax rates is recognized in income in the period that includes the enactment date. Deferred tax assets are reduced by a valuation allowance if it is more-likely-than-not all or some of the deferred tax assets will not be realized.

We consider uncertainties in income taxes and recognize those in our financial statements as required. As it relates to uncertainties in income taxes, our unrecognized tax benefits, including interest and penalty accruals, are not considered material to the consolidated financial statements. Also, no tax uncertainties are expected to result in significant increases or decreases to unrecognized tax benefits within the next 12-month period. Penalties and interest related to income tax uncertainties, should they occur, would be included in income tax expense in the period in which they are incurred. During 2010, the Internal Revenue Service (IRS) completed an examination of the income tax returns for the years 2005 through 2009, which produced no material change to corporate earnings. Although 2008 and 2009 have been previously examined by the IRS, tax years 2008 through 2011 remain open and are subject to examination or re-examination.

O. EARNINGS PER SHARE: Basic earnings per share (EPS) excludes dilution and is computed by dividing income available to common shareholders by the weighted-average number of common shares outstanding for the period. Diluted EPS reflects the dilution that could occur if securities or other contracts to issue common stock or common stock equivalents were exercised or converted into common stock. When inclusion of common stock equivalents increases the earnings per share or reduces the loss per share, the effect on earnings is anti-dilutive. Under these circumstances, the diluted net earnings or net loss per share is computed excluding the common stock equivalents.

The following represents a reconciliation of the numerator and denominator of the basic and diluted EPS computations contained in the consolidated financial statements.

		Weighted
(in thousands,	Income	Average Shares	Per Share
except per share data)	(Numerator)	(Denominator)	Amount
For the year ended December 31, 2011
Basic EPS
Income available to common shareholders	$130,591	21,078	$6.20
Stock options	—	356
Diluted EPS
Income available to common shareholders and assumed conversions	$130,591	21,434	$6.09
For the year ended December 31, 2010
Basic EPS
Income available to common shareholders	$127,432	21,020	$6.06
Stock options	—	221
Diluted EPS
Income available to common shareholders and assumed conversions	$127,432	21,241	$6.00
For the year ended December 31, 2009
Basic EPS
Income available to common shareholders	$93,845	21,562	$4.35
Stock options	—	169
Diluted EPS
Income available to common shareholders and assumed conversions	$93,845	21,731	$4.32

P. COMPREHENSIVE EARNINGS: The difference between our net earnings and our comprehensive earnings is that comprehensive earnings include unrealized gains/losses on our available-for-sale investment securities net of tax, whereas net earnings does not include such amounts, and such amounts are instead directly credited or charged against shareholders’ equity. In reporting the components of comprehensive earnings on a net basis in the income statement, we used a 35 percent tax rate. Other comprehensive income, as shown in the consolidated statements of earnings and comprehensive earnings, is net of tax expense of $11.5 million, $10.0 million and $33.5 million for 2011, 2010 and 2009, respectively.

Q. FAIR VALUE DISCLOSURES: The following was considered in the estimation of fair value for each class of financial instruments for which it was practicable to estimate that value. Fair value is defined as the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. We determined the fair values of certain financial instruments based on the fair value hierarchy. GAAP guidance requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. The guidance also describes three levels of inputs that may be used to measure fair value.

The following are the levels of the fair value hierarchy and a brief description of the type of valuation inputs that are used to establish each level:

Pricing Level 1 is applied to valuations based on readily available, unadjusted quoted prices in active markets for identical assets. These valuations are based on quoted prices that are readily and regularly available in an active market.

Pricing Level 2 is applied to valuations based upon quoted prices for similar assets in active markets, quoted prices for identical or similar assets in inactive markets; or valuations based on models where the significant inputs are observable (e.g. interest rates, yield curves, prepayment speeds, default rates, loss severities) or can be corroborated by observable market data.

Pricing Level 3 is applied to valuations that are derived from techniques in which one or more of the significant inputs are unobservable. Financial assets are classified based upon the lowest level of significant input that is used to determine fair value.

As a part of management’s process to determine fair value, we utilize a widely recognized, third-party pricing source to determine our fair values. We have obtained an understanding of the third-party pricing source’s valuation methodologies and inputs. The following is a description of the valuation techniques used for financial assets that are measured at fair value, including the general classification of such assets pursuant to the fair value hierarchy.

Corporate, Government and Municipal Bonds: The pricing vendor uses a generic model which uses standard inputs, including (listed in order of priority for use) benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, market bids/offers and other reference data. The pricing vendor also monitors market indicators, as well as industry and economic events. Further, the model uses Option Adjusted Spread (OAS) and is a multi-dimensional relational model. All bonds valued using these techniques are classified as Level 2. All Corporate, Government and Municipal securities were deemed Level 2.

Mortgage-backed Securities (MBS)/Collateralized Mortgage Obligations (CMO) and Asset-backed securities (ABS): The pricing vendor evaluation methodology includes interest rate movements, new issue data and other pertinent data. Evaluation of the tranches (non-volatile, volatile or credit sensitivity) is based on the pricing vendors’ interpretation of accepted modeling and pricing conventions. This information is then used to determine the cash flows for each tranche, benchmark yields, prepayment assumptions and to incorporate collateral performance. To evaluate CMO volatility, an OAS model is used in combination with models that simulate interest rate paths to determine market price information. This process allows the pricing vendor to obtain evaluations of a broad universe of securities in a way that reflects changes in yield curve, index rates, implied volatility, mortgage rates and recent trade activity. MBS/CMO and ABS with corroborated, observable inputs are classified as Level 2. All of our MBS/CMO and ABS are deemed Level 2.

Common Stock: Exchange traded equities have readily observable price levels and are classified as Level 1 (fair value based on quoted market prices). All of our common stock holdings are deemed Level 1.

For the Level 2 securities, as described above, we periodically conduct a review to assess the reasonableness of the fair values provided by our pricing service. Our review consists of a two pronged approach. First, we compare prices provided by our pricing service to those provided by an additional source. Second, we obtain prices from securities brokers and compare them to the prices provided by our pricing service. In both comparisons, when discrepancies are found, we compare our prices to actual reported trade data. Based on this assessment, we determined that the fair values of our Level 2 securities provided by our pricing service are reasonable.

For common stock, we receive prices from the same nationally recognized pricing service. Prices are based on observable inputs in an active market and are therefore disclosed as Level 1. Based on this assessment, we determined that the fair values of our Level 1 securities provided by our pricing service are reasonable.

Due to the relatively short-term nature of cash, short-term investments, accounts receivable and accounts payable, their carrying amounts are reasonable estimates of fair value. The fair value of our long-term debt is discussed further in note 4.

For fair value of assets and liabilities acquired with CBIC, see note 13.

R. STOCK-BASED COMPENSATION: We account for stock-based compensation pursuant to GAAP guidance regarding stock compensation which requires companies to expense the estimated fair value of employee stock options and similar awards. Guidance requires entities to measure compensation cost for awards of equity instruments to employees based on the grant-date fair value of those awards and recognize compensation expense over the service period that the awards are expected to vest.

We calculate the tax effects of share-based compensation pursuant to GAAP guidelines and under the alternative transition method. The alternative transition method included simplified methods to determine the impact on the additional paid-in capital pool and consolidated statements of cash flows of the tax effects of employee share-based compensation awards.

See note 8 for further discussion and related disclosures regarding stock options.

S. RISKS AND UNCERTAINTIES: Certain risks and uncertainties are inherent to our day-to-day operations and to the process of preparing our consolidated financial statements. The more significant risks and uncertainties, as well as our attempt to mitigate, quantify and minimize such risks, are presented below and throughout the notes to the consolidated financial statements.

CATASTROPHE EXPOSURES

Our insurance coverages include exposure to catastrophic events. We monitor all catastrophe exposures by quantifying our exposed policy limits in each region and by using computer-assisted modeling techniques. Additionally, we limit our risk to such catastrophes through restraining the total policy limits written in each region and by purchasing reinsurance. Our major catastrophe exposure is to losses caused by earthquakes, primarily on the West Coast. In 2011, for this coverage, we had protection of $300 million in excess of $25 million first-dollar retention for earthquakes in California and $325 million in excess of a $25 million first-dollar retention for earthquakes outside of California. These amounts are subject to certain retentions by us on losses in excess of $25 million. Our second largest catastrophe exposure is to losses caused by hurricanes to commercial properties throughout the Gulf and East Coasts, as well as to homes we insure in Hawaii. In 2011, these coverages were supported by $225 million in excess of a $25 million first-dollar retention in traditional catastrophe reinsurance protection, subject to certain retentions by us. In addition, we have incidental exposure to international catastrophic events.

Our catastrophe reinsurance treaty renewed at January 1, 2012. We purchased $300 million, $330 million and $230 million of reinsurance limits, subject to certain retentions by us, for California earthquake, non-California earthquake and all other perils, respectively. These limits attach above an initial retention of $25 million in the case of a California earthquake and $20 million in the case of all other perils and regions. We actively manage our catastrophe program to keep our net retention in line with risk tolerances and to optimize the risk/return trade off.

ENVIRONMENTAL EXPOSURES

We are subject to environmental claims and exposures primarily through our commercial umbrella, general liability and discontinued assumed casualty reinsurance lines of business. Although exposure to environmental claims exists in these lines of business, we sought to mitigate or control the extent of this exposure on the vast majority of this business through the following methods: (1) our policies include pollution exclusions that have been continually updated to further strengthen them, (2) our policies primarily cover moderate hazard risks, and (3) we began writing this business after the insurance industry became aware of the potential pollution liability exposure and implemented changes to limit its exposure to this hazard.

In 2009, as an extension of our excess and surplus lines general liability product, we expanded our offerings into low to moderate environmental liability exposures for small contractors and asbestos and mold remediation specialists. The business unit also provides limited coverage for individually underwritten underground storage tanks. We attempted to mitigate the overall exposure by focusing on smaller risks with low to moderate exposures. A large portion of this business is also offered on claims-made basis with relatively low limits. We avoid risks that have large-scale exposures including petrochemical, chemical, mining, manufacturers and other risks that might be exposed to superfund sites. Since 2009, we have written less than $4 million of premium from this new product extension, which is covered under our casualty ceded reinsurance treaties.

We made loss and settlement expense payments on environmental liability claims and have loss and settlement expense reserves for others. We include this historical environmental loss experience with the remaining loss experience in the applicable line of business to project ultimate incurred losses and settlement expenses as well as related incurred but not reported (IBNR) loss and settlement expense reserves.

Although historical experience on environmental claims may not accurately reflect future environmental exposures, we used this experience to record loss and settlement expense reserves in the exposed lines of business. See further discussion of environmental exposures in note 6.

REINSURANCE

Reinsurance does not discharge us from our primary liability to policyholders, and to the extent that a reinsurer is unable to meet its obligations, we would be liable. We continuously monitor the financial condition of prospective and existing reinsurers. As a result, we purchase reinsurance from a number of financially strong reinsurers. We provide an allowance for reinsurance balances deemed uncollectible. See further discussion of reinsurance exposures in note 5.

INVESTMENT RISK

Our investment portfolio is subject to market, credit and interest rate risks. The equity portfolio will fluctuate with movements in the overall stock market. While the equity portfolio has been constructed to have lower downside risk than the market, the portfolio is sensitive to movements in the market. The bond portfolio is affected by interest rate changes and credit spreads. We attempt to mitigate our interest rate and credit risks by constructing a well-diversified portfolio with high-quality securities with varied maturities. Downturns in the financial markets could have a negative effect on our portfolio. However, we attempt to manage this risk through asset allocation and security selection.

LIQUIDITY RISK

Liquidity is essential to our business and a key component of our concept of asset-liability matching. Our liquidity may be impaired by an inability to collect premium receivable or reinsurance recoverable balances timely, an inability to sell assets or redeem our investments, an inability to access funds from our insurance subsidiaries, unforeseen outflows of cash or large claim payments, or an inability to access debt or equity capital markets. This situation may arise due to circumstances that we may be unable to control, such as a general market disruption, an operational problem that affects third parties or us, or even by the perception among market participants that we, or other market participants, are experiencing greater liquidity risk.

Our credit ratings are important to our liquidity. A reduction in our credit ratings could adversely affect our liquidity and competitive position, increase our borrowing costs, or limit our access to the capital markets.

FINANCIAL STATEMENTS

The preparation of the accompanying consolidated financial statements in conformity with GAAP requires management to make estimates and assumptions about future events. These estimates and the underlying assumptions affect the amounts of assets and liabilities reported, disclosures about contingent assets and liabilities, and reported amounts of revenues and expenses. The most significant of these amounts is the liability for unpaid losses and settlement expenses. Other estimates include investment valuation and OTTIs, the collectibility of reinsurance balances, recoverability of deferred tax assets and deferred policy acquisition costs. These estimates and assumptions are based on management’s best estimates and judgment. Management evaluates its estimates and assumptions on an ongoing basis using historical experience and other factors, including the current economic environment, which management believes to be reasonable under the circumstances. We adjust such estimates and assumptions when facts and circumstances dictate. Illiquid credit markets and volatile equity markets have combined to increase the uncertainty inherent in such estimates and assumptions. Although recorded estimates are supported by actuarial computations and other supportive data, the estimates are ultimately based on our expectations of future events. As future events and their effects cannot be determined with precision, actual results could differ significantly from these estimates. Changes in those estimates resulting from continuing changes in the economic environment will be reflected in the consolidated financial statements in future periods.

EXTERNAL FACTORS

Our insurance subsidiaries are highly regulated by the states in which they are incorporated and by the states in which they do business. Such regulations, among other things, limit the amount of dividends, impose restrictions on the amount and types of investments and regulate rates insurers may charge for various coverages. We are also subject to insolvency and guarantee fund assessments for various programs designed to ensure policyholder indemnification. We generally accrue an assessment during the period in which it becomes probable that a liability has been incurred from an insolvency and the amount of the related assessment can be reasonably estimated.

The National Association of Insurance Commissioners (NAIC) has developed Property/Casualty Risk-Based Capital (RBC) standards that relate an insurer’s reported statutory surplus to the risks inherent in its overall operations. The RBC formula uses the statutory annual statement to calculate the minimum indicated capital level to support asset (investment and credit) risk and underwriting (loss reserves, premiums written and unearned premium) risk. The NAIC model law calls for various levels of regulatory action based on the magnitude of an indicated RBC capital deficiency, if any. We regularly monitor our subsidiaries’ internal capital requirements and the NAIC’s RBC developments. As of December 31, 2011, we determined that our capital levels are well in excess of the minimum capital requirements for all RBC action levels and that our capital levels are sufficient to support the level of risk inherent in our operations.

In addition, ratings are a critical factor in establishing the competitive position of insurance companies. Our insurance companies are rated by A.M. Best, S&P and Moody’s. Their ratings reflect their opinions of an insurance company’s, and an insurance holding company’s, financial strength, operating performance, strategic position and ability to meet its obligations to policyholders.